Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Note 9 - Income Taxes

The components of our deferred tax asset are as follows:

	December 31,
	2016	2015
Net operating loss carryforwards	$8,194,178	$7,582,195
Equity-based instruments	9,629,824	8,703,465
Accrued liabilities	126,765	85,329
Deferred Revenue	150,520	-
Pass-through losses	182,966	--
Valuation allowance	(18,284,253)	(16,370,989)
Deferred tax asset	$--	$--

Our net operating loss carryforwards expire after 20 years, beginning in 2032.

A reconciliation of income taxes computed at the statutory rate to the income tax amount recorded is as follows:

	Year ended December 31,
	2016	2015
Income tax benefit at statutory rate	$(291,001)	$(2,134,554)
State income tax, net of Federal benefit	(31,069)	(2,27,895)
Convertible debt	(1,496,427)	--
Other adjustments	(94,809)	--
Meals and entertainment	42	14,542
Increase in valuation allowance	1,913,264	2,347,907
Income tax benefit	$--	$--

We had no gross unrecognized tax benefits that, if recognized, would favorably affect the effective income tax rate in future periods. We have not accrued any interest or penalties associated with income taxes. We file income tax returns in the United States federal jurisdiction. With few exceptions, we are no longer subject to U.S. federal, state or non-U.S. income tax examination by tax authorities on tax returns filed before January 31, 2010. No tax returns are currently under examination by any tax authorities.